CAPITAL STOCK (Narrative) (Details)		1 Months Ended		12 Months Ended
	Nov. 10, 2016 USD ($) shares	Oct. 27, 2022 $ / shares	Oct. 27, 2022 USD ($) Share	Dec. 31, 2022 CAD ($) CAD_Per_USD Share $ / shares shares	Dec. 31, 2022 USD ($) CAD_Per_USD Share shares	Dec. 31, 2021 USD ($) CAD_Per_USD shares	Dec. 31, 2020 USD ($) shares	Mar. 04, 2021 CAD_Per_USD
Fair value of warrants issued						$ 925,737
Issuance costs related to private placement					$ 0	77,051	$ (0)
Exercise of options						55,000
Proceeds from exercise of options					0	55,000	0
Common shares issued to acquire intangible assets | shares	250,000
Common shares issued to acquire intangible assets, value	$ 192,946
Share-based expense					$ 163,051	$ 133,645	423,538
Closing foreign exchange rate | CAD_Per_USD				1.3544	1.3544	1.2678		1.2637
Repurchase of RSUs					$ (35,269)	$ 0	0
Gain on repurchase of RSUs					(45,806)	0	$ 0
Restricted share units [Member]
Weighted average share price | $ / shares		$ 0.3
Share-based expense					$ 155,318	24,949
Description of RSU Plan				The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.	The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.
Fair value of unit granted					$ 410,000	355,000
Description of unit vesting period				vesting period, with 33% vesting one year after grant and 33% every year thereafter.	vesting period, with 33% vesting one year after grant and 33% every year thereafter.
Estimated Fair Value			$ 81,025		$ 123,000	$ 244,950
Repurchased | Share			(117,500)	(117,500)	(117,500)
Repurchase of RSUs			$ (35,269)
Gain on repurchase of RSUs			$ (45,806)
Deferred Share Units [Member]
Description of DSU Plan				Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.	Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.
Private Placements [Member]
Number of units issued in private placement | shares				7,000,000	7,000,000
Equity issuance price per unit | $ / shares				$ 0.91
Gross proceeds of units issued in private placement				$ 6,370,000	$ 4,922,510
Description of each unit consists				Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two	Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two
Fair value of warrants issued					$ 925,737
Gross proceeds of units issued in private placement subtracting value of derivative warrant liability					3,996,773
Issuance costs related to private placement					409,712
Unit issue related cost					$ 77,051
Year One [Member] | Private Placements [Member]
Weighted average share price | $ / shares				$ 1.15
Year Two [Member] | Private Placements [Member]
Weighted average share price | $ / shares				$ 1.3
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised | shares				5,000,000	5,000,000
Capital Stock [Member]
Exercise of options (Shares) | shares						150,000	150,000
Exercise of options						$ 92,385
Proceeds from exercise of options							$ 55,000
Reserves [Member]
Exercise of options						(37,385)
Share-based expense					$ 163,051	$ 133,645	423,538
Stock Options [Member]
Description of stock option plan				Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares
Weighted average remaining contractual life of outstanding share options				1 year 7 months 2 days	1 year 7 months 2 days	2 years 2 months 19 days
Share-based expense					$ 7,733	$ 108,696	$ 423,538
Warrants [Member]
Warrants remaining maturity				2 months 1 day	2 months 1 day